Digital assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Digital assets [Abstract]
Digital assets
7.	Digital assets
The composition of digital assets included the following (in thousands, except quantity):

Table 7.1. Details of Digital Assets
	June 30, 2025			December 31, 2024
	Quantity	Cost Basis	Fair Value	Quantity	Cost Basis	Fair Value
Sui	3,564,079	$7,792	$9,898	2,304,672	$2,385	$9,483
Bitcoin	73	2,193	7,829	73	2,113	6,781
Ether	1,726	4,412	4,300	1,746	4,455	5,815
Syrup	4,951,165	2,500	2,686	49,512	2,500	772
Worldcoin	2,779,348	3,300	2,498	—	—	—
Sei	6,250,000	2,385	1,763	6,250,000	2,385	2,472
Starknet	13,601,010	1,616	1,587	—	—	—
Zebec Network	366,555,944	524	1,252	310,290,738	420	276
Aptos	217,378	1,487	1,062	217,378	1,487	1,891
Optimism	867,303	1,330	491	867,303	1,330	1,518
Other digital assets	n.m.	3,191	1,747	n.m.	2,683	2,322

Total digital assets		$30,730	$35,113		$19,758	$31,330

n.m.= not meaningful

As of June 30, 2025, there are certain digital assets with a total fair value of $
2.4
million subject to various time-based contractual sale restrictions ranging from July 2025 until March 2029.
Digital assets (gains)/losses consists of the following (in thousands):

Table 7.2. Digital Assets (gains)/losses
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
(Gains)/losses on disposals of digital assets	$(7)	$(885)	$(30)	$(2,888)
(Gains)/losses on changes in fair value of embedded derivatives	—	—	—	1,629
Unrealized (gains)/losses on changes in fair value of digital assets	(686)	3,814	$5,607	(185)

Total	$(693)	$2,929	$5,577	$(1,444)

Refer to Note 12 for gains and losses on digital assets held for investments.

8. Digital assets
The composition of digital assets included the following (in thousands, except quantity):
Table 8.1. Details of Digital Assets

	December 31, 2024
	Quantity	Cost Basis	Fair Value
Sui	2,304,672	$2,385	$9,483
Bitcoin	73	2,113	6,781
Ether	1,746	4,455	5,815
Sei	6,250,000	2,385	2,472
Aptos	217,378	1,487	1,891
Optimism	867,303	1,330	1,518
Other digital assets	n.m	5,603	3,370

Total		$19,758	$31,330

n.m.= not meaningful
As of December 31, 2024, there are certain digital assets with a total fair value of $
3.9
million subject to various time-based contractual sale restrictions ranging from January 2025 until August 2027.
Prior to the adoption of ASU 2023-08 at January 1,
2024
, the Company accounted for its digital assets at cost less impairment. The composition and carrying value of its digital assets included the following (in thousands):
Table 8.2. Details of Digital Assets

December 31, 2023
Bitcoin	$4,680
Ether	3,123
Other digital assets	3,536

Total	$11,339

The following table summarizes the changes in the fair value of digital assets (in thousands):
Table 8.3. Changes in the Fair Value of Digital Assets

Balance as of December 31, 2023	$11,339
Cumulative effect of the adoption of ASU 2023-08	6,921
Addition of digital assets (1)	12,339
Disposition of digital assets (2)	(10,148)
Gains (3)	13,468
Losses (3)	(2,589)

Balance as of December 31, 2024	$31,330

(1)	Additions primarily represent purchases of digital assets and receipts from customers for services.
(2)	Dispositions primarily represent payment for blockchain gas fees and services.
(3)
The Company measures gains and losses by each asset held. These amounts include cumulative realized gains of $
4.2
million and realized losses of $
0.9
million during the year ended December 31, 2024, respectively.

Digital assets (gains) losses and impairment consists of the following (in thousands):
Table 8.4. Digital Assets Gains (losses) and Impairment

	Year ended December 31,
	2024	2023	2022
(Gains)/losses on disposals of digital assets	$(3,375)	$(13,964)	$(158,015)
(Gains)/losses on changes in fair value of hedged items	—	(9,031)	—
(Gains)/losses on changes in fair value of embedded derivatives	1,629	8,553	(211,997)
Unrealized (gains)/losses on changes in fair value of digital assets	(2,505)	—	—
Impairments on digital assets	—	954	427,448

Total	$(4,251)	$(13,488)	$57,436

Refer to Note 13 for gains and losses on digital assets held for investments.